Financial Instruments - Summary of Stock Price Sensitivity Analysis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
10% change in stock price	¥ (318)	¥ (295)